Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	140,000,000
Common stock, shares issued	78,166,000	76,992,000	58,591,000
Common stock, shares outstanding	78,166,000	76,992,000	58,591,000